RESTRICTED CASH AND INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
RESTRICTED CASH AND INVESTMENTS
Summary of restricted cash and investments

	At December 31	At December 31
(in thousands)	2022	2021

Cash and cash equivalents	$3,133	$2,866
Investments	7,972	9,135
	$11,105	$12,001

Restricted cash and investments-by item:
Elliot Lake reclamation trust fund	$3,133	$2,866
Letters of credit facility pledged assets	7,972	9,000
Letters of credit additional collateral	—	135
	$11,105	$12,001